Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2025	Mar. 31, 2025
Treasury stock (in Shares)	1,165,883	1,165,883
Class A Ordinary Share
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	4,500,000,000	4,500,000,000
Ordinary shares, shares issued (in Shares)	2,563,297,613	1,648,768,613
Ordinary shares, shares outstanding (in Shares)	2,562,131,730	1,647,602,730
Class B Ordinary Share
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	500,000,000	500,000,000
Ordinary shares, shares issued (in Shares)	7,980,800	7,980,800
Ordinary shares, shares outstanding (in Shares)	7,980,800	7,980,800